Share capital and reserves - Ordinary shares (Details) £ in Thousands		6 Months Ended
	Mar. 13, 2024 GBP (£) shares	Jun. 30, 2024 GBP (£) shares	Jun. 30, 2024 $ / shares	May 22, 2024 GBP (£) shares
Share capital and reserves
Proceeds received		£ 15,629
Premium arising		15,629
Treasury share reserve		803		£ 803
Number of shares held in treasury | shares				1,400,000
Issuance of warrants to related party		£ 3,907
Imagination Aero Ltd
Share capital and reserves
Number of shares issued | shares	2,000,000
Proceeds received	£ 15,629
Premium arising	£ 15,629
Number of warrants issued | shares	50,000,000
Issuance of warrants to related party	£ 3,907
Ordinary Share
Share capital and reserves
Number of shares issued | shares		2,000,000
Par Value Per Share | $ / shares			$ 0.0001